Related Party Transactions (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Sang Heng [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments				$ 142,000	$ 155,000
Sang Heng [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments				103,000	142,000
Sang Lung [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments				142,000	155,000
Sang Lung [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments				103,000	142,000
Bao Li and King's Gaming [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments				97,000	103,000
Bao Li and King's Gaming [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments				65,000	97,000
Pak Si [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 1,199,103	$ 1,857,417	2,398,793		$ 3,713,302
Related Party Transactions, Monthly Payments	$ 103,000
Due to Related Parties		399,814		399,814	573,897
Entertainment Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 89,892	$ 177,086	226,048		$ 358,594
Oriental VIP Room [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments				97,000	103,000
Oriental VIP Room [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments				$ 65,000	$ 97,000